Consolidated Statements of Operations 2020 and 2021 - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cardio Diagnostics [Member]
Revenue	$ 901
Operating expenses
Sales and marketing	103,318	5,476
Research and development	31,468	1,500
General and administrative expenses	470,563	591,521
Amortization	16,000	10,667
Total operating expenses	621,349	609,164
Loss from Operations	(620,448)	(609,164)
Other income
Other income		4,000
Income (Loss) before income taxes	(620,448)	(605,164)
Provision for income taxes	0	0
Net Income (loss)	$ (620,448)	$ (605,164)